Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Adjusted net income	R$ 88,303	R$ 38,186	R$ 91,638
Net income	45,849	42,128	33,877
Adjustments to net income:	42,454	(3,942)	57,761
Share-based payment	178	217	200
Effects of changes in exchange rates on cash and cash equivalents	3,791	(8,404)	11,529
Expected credit loss with financial assets	28,833	32,311	30,445
Income from interest and foreign exchange variation from operations with subordinated debt	4,386	(1,794)	2,948
Financial income from insurance contracts and private pension	42,150	23,679	28,585
Depreciation and amortization	7,386	6,440	5,652
Expense from update / charges on the provisions for civil lawsuits, labor and tax claims and social security lawsuits and other risks	1,622	1,180	799
Provisions for civil lawsuits, labor and tax claims and social security lawsuits and other risks	3,633	5,077	4,418
Revenue from update / charges on deposits in guarantee	(957)	(775)	(913)
Deferred taxes (excluding hedge tax effects)	1,022	2,689	2,130
Income from share in the net income of associates and joint ventures and other investments	(1,417)	(1,047)	(920)
Income from financial assets at fair value through other comprehensive income	5,047	3,905	612
Income from interest and foreign exchange variation of financial assets at fair value through other comprehensive income	(12,948)	(45,778)	(20,133)
Income from interest and foreign exchange variation of financial assets at amortized cost	(39,094)	(19,995)	(7,697)
Income from sale of investments and fixed assets	(331)	(395)	1,255
Other	(847)	(1,252)	(1,149)
Change in assets and liabilities	(53,837)	(31,117)	(14,145)
(Increase) / decrease in assets
Interbank deposits	37,343	(14,419)	4,583
Securities purchased under agreements to resell	(77,373)	(9,800)	3,137
Central Bank of Brazil deposits	(6,577)	(15,294)	(29,656)
Loan and lease operations	(91,605)	(146,210)	(34,191)
Derivatives (assets / liabilities)	4,385	(6,406)	(745)
Financial assets at fair value through profit or loss	(68,631)	(48,391)	(126,653)
Other financial assets	(27,839)	(8,500)	(16,853)
Tax assets	(1,823)	(2,964)	(2,819)
Other assets	(5,423)	(3,128)	(6,606)
(Decrease) / increase in liabilities
Deposits	59,741	103,389	79,914
Securities sold under repurchase agreements	45,820	26,001	69,346
Funds from interbank markets	33,876	43,649	34,058
Funds from institutional markets	10,724	22,409	(1,928)
Other financial liabilities	50,126	10,603	15,114
Financial liabilities at fair value through profit or loss	(260)	21	233
Insurance contracts and private pension	5,142	12,144	9,125
Provisions	(7,567)	380	1,165
Tax liabilities	11,626	980	3,234
Other liabilities	(15,800)	13,892	(6,523)
Payment of income tax and social contribution	(9,722)	(9,473)	(8,080)
Net cash from / (used in) operating activities	34,466	7,069	77,493
Dividends / Interest on capital received from investments in associates and joint ventures	612	450	583
(Purchase) / Funds from the sale of financial assets at fair value through other comprehensive income	(13,292)	60,204	18,219
(Purchase) / Redemptions of financial assets at amortized cost	39,257
(Purchase) / Redemptions of financial assets at amortized cost		(46,811)	(40,087)
(Purchase) / Sale of investments in associates and joint ventures	(22)	(352)	(1,081)
(Purchase) / Sale of fixed assets	(1,176)	(1,258)	(3,622)
(Purchase) / Sale and Termination of intangible asset agreements	(5,939)	(5,265)	(5,242)
Net cash from / (used in) investment activities	19,440	6,968	(31,230)
Raising of subordinated debt obligations	12,401	7,860	2,170
Redemption of subordinated debt obligations	(13,864)	(7,519)	(12,981)
Change in non-controlling interests stockholders	22	867	(923)
Acquisition of treasury shares	(3,085)	(1,775)	(689)
Result of delivery of treasury shares	947	772	689
Dividends / interest on capital paid to non-controlling interests	(633)	(589)	(366)
Dividends / interest on capital paid	(48,299)	(21,314)	(10,348)
Net cash from / (used in) financing activities	(52,511)	(21,698)	(22,448)
Net increase / (decrease) in cash and cash equivalents	1,395	(7,661)	23,815
Cash and cash equivalents at the beginning of the period	117,286	116,543	104,257
Effect of changes in exchange rates on cash and cash equivalents	(3,791)	8,404	(11,529)
Cash and cash equivalents at the end of the period	114,890	117,286	116,543
Cash	37,144	36,127	32,001
Interbank deposits	46,694	10,087	8,582
Securities purchased under agreements to resell - Collateral held	31,052	71,072	75,960
Additional information on cash flow (Mainly operating activities)
Interest received	219,617	219,741	208,243
Interest paid	194,597	131,096	115,518
Non-cash transactions
Dividends and interest on capital declared and not yet paid	R$ 4,403	R$ 5,436	R$ 4,799